C14 Trade receivables and customer finance	12 Months Ended
Dec. 31, 2017
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C14 Trade receivables and customer finance

C14    Trade receivables and customer finance

Trade receivables and customer finance

	2017	2016
Trade receivables excluding associated companies and joint ventures	66,487	69,430
Allowances for impairment	–3,335	–1,403

Trade receivables, net	63,152	68,027
Trade receivables related to associated companies and joint ventures	58	90

Trade receivables, total	63,210	68,117
Customer finance credits	4,223	5,003
Allowances for impairment	–292	–250

Customer finance credits, net	3,931	4,753
Of which current	1,753	2,625
Credit commitments for customer finance	9,706	13,082

Days sales outstanding (DSO) were 101 (95) in December 2017.

Movements in allowances for impairment

	Trade receivables		Customer finance
	2017	2016	2017	2016
Opening balance	1,403	1,202	250	286
Additions	3,544	356	85	78
Utilized	–1,485	–156	–3	–108
Reversal of excess amounts	–48	–28	–27	–8
Reclassification	–66	—	—	—
Translation difference	–13	29	–13	2

Closing balance	3,335	1,403	292	250

Aging analysis as per December 31

				Of which past due in		Of which past due and
		Of which	Of which	the following time intervals		impaired in the following time intervals
	Total	neither impaired nor past due	impaired, not past due	less than 90 days	90 days or more	less than 90 days	90 days or more
2017
Trade receivables, excluding associated companies and joint ventures	66,487	56,059	15	2,924	4,169	220	3,100
Allowances for impairment	–3,335	—	–15	—	—	–220	–3,100
Customer finance credits	4,223	1,841	2,029	4	99	29	221
Allowances for impairment	–292	—	–104	—	—	–20	–168

2016
Trade receivables, excluding associated companies and joint ventures	69,430	58,198	62	4,406	5,423	10	1,331
Allowances for impairment	–1,403	—	–62	—	—	–10	–1,331
Customer finance credits	5,003	3,250	1,480	10	3	24	236
Allowances for impairment	–250	—	–64	—	—	–6	–180

Credit risk

Credit risk is divided into three categories: credit risk in trade receivables, customer finance risk and financial credit risk, see Note C1 “Significant accounting policies” and Note C20, “Financial risk management and financial instruments.”

Credit risk in trade receivables

Credit risk in trade receivables is governed by a policy applicable to all legal entities in the Company. The purpose of the policy is to:

•	Avoid credit losses through establishing internal standard credit approval routines in all the Company’s legal entities

•	Ensure monitoring and risk mitigation of defaulting accounts, i.e. events of non-payment and/or delayed payments from customers

•	Ensure efficient credit management within the Company and thereby improve days sales outstanding and cash flow

•	Define escalation path and approval process for customer credit limits.

The credit worthiness of all customers is regularly assessed. Through credit management system functionality, credit checks are performed every time a sales order or an invoice is generated in the source system. These are based on the credit risk set on the customer. Credit blocks appear if past due receivables are higher than permitted levels. Release of a credit block requires authorization.

Letters of credits are used as a method for securing payments from customers operating in emerging markets, in particular in markets with unstable political and/or economic environments. By having banks confirming the letters of credit, the political and commercial credit risk exposures to the Company are mitigated.

Trade receivables amounted to SEK 66,487 (69,430) million as of December 31, 2017. Provisions for expected losses are regularly assessed and amounted to SEK 3,335 (1,403) million as of December 31, 2017. The Company’s nominal credit losses have, however, historically been low. The amounts of trade receivables closely follow the distribution of the Company’s sales and do not include any major concentrations of credit risk by customer or by geography. The five largest customers represented 19% (27%) of the total trade receivables in 2017.

Customer finance credit risk

All major commitments to finance customers are made only after approval by the Finance Committee of the Board of Directors, according to the established credit approval process.

Prior to the approval of new facilities reported as customer finance, an internal credit risk assessment is conducted in order to assess the credit rating of each transaction, for political and commercial risk. The credit risk analysis is made by using an assessment tool, where the political risk rating is identical to the rating used by all Export Credit Agencies within the OECD. The commercial risk is assessed by analyzing a large number of parameters, which may affect the level of the future commercial credit risk exposure. The output from the assessment tool for the credit rating also includes an internal pricing of the risk. This is expressed as a risk margin per annum over funding cost. The reference pricing for political and commercial risk, on which the tool is based, is reviewed using information from Export Credit Agencies and prevailing pricing in the bank loan market for structured financed deals. The objective is that the internally set risk margin shall reflect the assessed risk and that the pricing is as close as possible to the current market pricing. A reassessment of the credit rating for each customer finance facility is made on a regular basis.

Risk provisions related to customer finance risk exposures are only made upon events which occur after the financing arrangement has become effective and which are expected to have a significant adverse impact on the borrower’s ability and/or willingness to service the outstanding debt. These events can be political (normally outside the control of the borrower) or commercial, e.g. a borrower’s deteriorated creditworthiness.

As of December 31, 2017, the Company’s total outstanding exposure related to customer finance was SEK 4,223 (5,003) million. As of December 31, 2017, the Company also had unutilized customer finance commitments of SEK 9,706 (13,082) million. Customer finance is arranged for infrastructure projects in different geographic markets and for a large number of customers. As of December 31, 2017, there were a total of 79 (81) customer finance arrangements originated by or guaranteed by the Company. The five largest facilities represented 64% (55%) of the total credit exposure in 2017.

Total outstanding customer finance exposure per market area as of December 31

Percent	2017	2016
South East Asia, Oceania and India	24	17
North East Asia	—	—
North America	7	7
Europe and Latin America	12	19
Middle East and Africa	56	56
Other	1	1

Total	100	100

The effect of risk provisions and reversals for customer finance affecting the income statement amounted to a net negative impact of SEK 59 million in 2017 compared to a net positive impact of SEK 24 million in 2016. Credit losses amounted to SEK 24 (108) million in 2017.

Security arrangements for customer finance facilities normally include pledges of equipment, pledges of certain assets belonging to the borrower and pledges of shares in the operating company. If available, third-party risk coverage is, as a rule, arranged. “Third-party risk coverage” means that a financial payment guarantee covering the credit risk has been issued by a bank, an export credit agency or other financial institution. A credit risk cover from a third-party may also be issued by an insurance company. A credit risk transfer under a sub-participation arrangement with a bank can also be arranged. In this case the entire credit risk and the funding is taken care of by the bank for the part that they cover.

Information about guarantees related to customer finance is included in Note C24, “Contingent liabilities,” and information about leasing is included in Note C27, “Leasing.”

The table below summarizes the Company’s outstanding customer finance as of December 31, 2017 and 2016.

Outstanding customer finance

	2017	2016
Customer finance credits	4,223	5,003
Financial guarantees for third-parties	77	124
Accrued interest	14	16
Less third-party risk coverage	–505	–805

Ericsson’s risk exposure, including financial guarantees	3,809	4,338

Transfers of financial assets

Transfers where the Company has continuing involvement

During 2017, there were no new financial assets transferred where the Company had continuing involvement. However, during 2016 the Company derecognized financial assets where it had continuing involvement. A repurchase of these assets would amount to SEK 380 (630) million. No assets or liabilities were recognized in relation to the continuing involvement.